Stock Options (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Weighted-average grant-date fair value of options granted					$ 4.55	$ 2.73
Unrecognized stock based compensation	$ 680,881		$ 680,881		$ 1,260,990	$ 421,874
weighted-average period for recognition					37 months	18 months
stock-based compensation expense	287,298	$ 606,315	876,851	$ 932,722	$ 1,195,819	$ 485,198
Stock based charges relating to acquisition	19,534		$ 60,435		122,701
Stock options, shares			367,500
Minimum [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock option, exercise price			$ 1.08
Maximum [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock option, exercise price			$ 4.25
Machinery and Equipment [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
stock-based compensation expense					253,337
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
stock-based compensation expense	264,269	573,911	$ 803,640	838,442	1,091,227	483,227
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
stock-based compensation expense	$ 23,029	$ 32,404	$ 73,211	$ 94,280	$ 104,592	$ 1,971